Financial risk management objectives and policies - Capital management 1 (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial risk management objectives and policies [abstract]
Interest bearing loans	$ 38,487	$ 37,163
Cash (including restricted cash)	(4,801)	(1,396)
Net debt	33,686	35,767
Equity	9,879	41,050	$ 43,968	$ 20,760
Adjustment for the market value of vessels (charter-free)	(2,902)	(27,500)
Adjusted book capitalization	6,977	13,550
Adjusted book capitalization plus net debt	$ 40,663	$ 49,317
Ratio	83.00%	73.00%